Consolidated Statements of Financial Position	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Current assets
Cash	$ 217,788	$ 74,926
Accounts receivable (Note 24)	172,121	134,423
Biological assets (Note 5)	250,690	156,589
Inventory (Note 6)	1,124,360	940,715
Prepaid expenses and other assets	69,816	126,309
Total current assets	1,834,775	1,432,962
Property and equipment (Note 11)	1,101,331	1,464,917
Intangible assets	4,997	34,597
Right-of-use assets (Note 10)	50,468
Marketable securities (Note 7)	585,035
Other investment (Note 8)	187,812
TOTAL ASSETS	3,764,418	2,932,476
Current liabilities
Accounts payable and accrued liabilities	1,059,971	1,526,855
Convertible debentures (Note 14)		1,995,609
Current portion of long-term debt (Note 12)	46,099	150,000
Unearned revenue		35,000
Current portion of lease liabilities (Note 10)	100,277	129,876
Interest payable (Notes 12, 13, 14)	9,367	55,829
Derivative liabilities (Note 14.1)	583,390	249,320
Total current liabilities	1,799,104	4,142,489
Accrued liabilities (Note 9)	389,816	180,799
Lease liabilities (Note 10)	16,630	12,329
Long-term debt (Note 12)	753,715
Convertible debentures (Note 14)	1,739,678
Deferred rent	10,494	24,505
TOTAL LIABILITIES	4,709,437	4,360,122
EQUITY
Share capital (Note 16)	14,424,341	12,647,930
Shares to be issued		5,136
Contributed surplus (Note 17, 19, 20)	4,070,264	2,890,435
Accumulated other comprehensive income (loss)	(12,197)	121,920
Accumulated deficit	(19,394,044)	(17,112,605)
Equity attributable to shareholders	(911,636)	(1,447,184)
Non-controlling interest (Note 30)	(33,383)	19,538
TOTAL EQUITY	(945,019)	(1,427,646)
TOTAL LIABILITIES AND EQUITY	$ 3,764,418	$ 2,932,476